Warrants (Details) - Stock options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Warrants [Line Items]
Market price per share (USD/share)	$ 1.13	$ 1.73	$ 1.50
Exercise price (USD/share)	$ 2.20	$ 2.20	$ 2.20
Risk free rate	2.60%	2.36%	2.40%
Dividend yield	0.00%	0.00%	0.00%
Expected term/Contractual life (years)	7 years 3 months 19 days	8 years 3 months 19 days	9 years 3 months 19 days
Expected volatility	256.20%	241.20%	232.20%